GNSS BUSINESS (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 07, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 0	$ 0	$ 9,471
Goodwill			218,516	$ 154,114	$ 156,488
GNSSGlobalTop [Member]
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			3,400
Finite-lived Intangible Assets Acquired		$ 1,160
Inventory		604
Payments to Acquire Businesses, Gross		$ 3,100
Business Acquisition, Effective Date of Acquisition		Mar. 31, 2017
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 1,160
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		175
Goodwill		1,206
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		3,145
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			$ 0
Customer Relationships [Member] | GNSSGlobalTop [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Finite-lived Intangible Assets Acquired		640
Existing Technology [Member] | GNSSGlobalTop [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Finite-lived Intangible Assets Acquired		410
Order or Production Backlog [Member] | GNSSGlobalTop [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired		$ 110
Backlog [Member] | GNSSGlobalTop [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	11 months